Basis of Presentation and Consolidation	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

Overview

On January 27, 2016, Function(x) Inc. ("Company", "Function(x)" and "we") changed its name from Viggle Inc. to DraftDay Fantasy Sports, Inc. ("DraftDay"), and changed its ticker symbol from VGGL to DDAY. On June 10, 2016, the Company changed its name from DraftDay Fantasy Sports, Inc. to Function(x) Inc., and changed its ticker symbol from DDAY to FNCX. It now conducts business under the name Function(x) Inc.

The Consolidated Financial Statements include the accounts of DraftDay, its wholly-owned subsidiaries, and DraftDay Gaming Group, Inc. ("DDGG").  The Company has nine wholly-owned subsidiaries, Function(x) Inc., Project Oda, Inc., Sports Hero Inc., Loyalize Inc., Viggle Media Inc., VX Acquisition Corp., Nextguide Inc., Wetpaint.com, Inc. ("Wetpaint"), and Choose Digital, Inc. ("Choose Digital"), each a Delaware corporation. DraftDay owns approximately 49% of the issued and outstanding common stock of DDGG, and also appoints a majority of the members of its Board of Directors.

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Asset Purchase Agreement (the "Perk Agreement") with Perk.com, Inc. ("Perk") entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The assets, liabilities and operations related to Loyalize Inc., and Nextguide Inc. (as well as the portion of the assets relating to our discontinued rewards business within the Company) have been classified as discontinued operations on the accompanying consolidated financial statements for all periods presented. In accordance with Accounting Standards Codification ("ASC") No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

Correction of an Error

Upon further review of the Consolidated Financial Statements for the period ended March 31, 2016, the Company identified errors in its accounting for goodwill allocation in connection with its movement from historically having one reporting unit to three reporting units as a result of the sale of the Viggle rewards business (discontinued operations) in the third quarter of fiscal 2016.
The Company allocated the assets, liabilities, revenues and expenses that it determined were specifically identifiable to each segment, as well as direct and indirect costs that were attributable to the operations of each segment. Goodwill was originally incorrectly allocated based on historical carrying values but should have been allocated using the relative fair value of each segment and the discontinued operations in accordance with ASC 350, Intangibles - Goodwill and Other. As a result, excess goodwill was allocated to the Wetpaint segment and insufficient goodwill was allocated to the Choose Digital segment and the discontinued operations.
At December 31, 2015, the Company performed goodwill impairment testing for each segment. Wetpaint and Choose Digital goodwill were deemed to be impaired. As a result goodwill impairment expense was recorded in the Consolidated Statement of Operations for the period ended December 31, 2015. As a result of the incorrect goodwill allocation (as noted above), the goodwill impairment expense recorded for the Wetpaint segment was overstated and the goodwill impairment expense for the Choose Digital segment was understated. The net effect on the Consolidated Statement of Operations was an overstatement of $4,231 in operating loss from continuing operations and net loss from continuing operations for the three and six months ended December 31, 2015.
During the three months ended March 31, 2016, the Company completed the sale of the Viggle rewards business and reported a gain on the sale within net income from discontinued operations in the Consolidated Statement of Operations. The gain reported was overstated by $4,231 as a result of the Company insufficiently allocating goodwill to discontinued operations (as noted above) in the prior quarter.
In accordance with ASC 250, Accounting Changes and Error Corrections and SEC Staff Accounting Bulletin No. 99, Materiality, management assessed the materiality of these errors on prior period reported results and concluded that the errors were not material to the Company's prior period consolidated financial statements. Accordingly, the error has been corrected in this filing via a revision of each of the affected financial statement line items for the prior and current periods.
Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company's ability to continue to realize its assets and discharge its liabilities in the normal course of business. The Company is unlikely to generate significant revenue or earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary equity or debt financing to continue development of its business and to generate revenue. Management intends to raise additional funds through equity and/or debt offerings until sustainable revenues are developed. There is no assurance such equity and/or debt offerings will be successful and therefore there is substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Basis of Presentation and Consolidation

On January 27, 2016, Function(x) Inc. (“Function(x)” and/or the “Company”) changed its name from Viggle Inc. to DraftDay Fantasy Sports, Inc. ("DraftDay"), and changed its ticker symbol from VGGL to DDAY. On June 10, 2016, the Company changed its name from DraftDay Fantasy Sports, Inc. to Function(x) Inc., and changed its ticker symbol from DDAY to FNCX. It now conducts business under the name Function(x) Inc. The Consolidated Financial Statements include the accounts of Function(x) Inc., its wholly-owned subsidiaries.  The Company has nine wholly-owned subsidiaries, Function(x) Inc., Project Oda, Inc., Sports Hero Inc., Loyalize Inc., Viggle Media Inc., VX Acquisition Corp., Nextguide Inc., Wetpaint.com, Inc. ("Wetpaint"), and Choose Digital Inc. ("Choose Digital"), each a Delaware corporation.

On September 8, 2015, the Company and its newly created subsidiary DraftDay Gaming Group, Inc. (“DDGG”) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with MGT Capital Investments, Inc. (“MGT Capital”) and MGT Sports, Inc. (“MGT Sports”), pursuant to which the Company acquired all of the assets of the DraftDay.com business (the “DraftDay Business”) from MGT Capital and MGT Sports.

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Asset Purchase Agreement (the "Perk Agreement") with Perk.com, Inc. ("Perk") entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The assets, liabilities and operations related to Loyalize Inc., and Nextguide Inc. (as well as the portion of the assets relating to our discontinued rewards business within the Company) have been classified as discontinued operations in the accompanying consolidated financial statements for all periods presented. In accordance with Accounting Standards Codification ("ASC") No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

In December 2015, as a result of the sale of certain assets to Perk and acquisition of the DraftDay Business, we reorganized the organizational management and oversight of the Company into three segments, see Note 4: Segments. Accordingly, prior period financial information has been recast to conform to the current period presentation. These changes impacted Note 4: Segments and Note 3: Summary of Significant Accounting Policies, with no impact on consolidated net loss or cash flows in any period.

On March 19, 2014, the Company effectuated a 1-for-80 reverse stock split (the “1-for-80 Reverse Split”). Under the terms of the 1-for-80 Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-eightieth of one share of common stock, without any action by the stockholder. Fractional shares were cashed out. All share and per share amounts have been restated to reflect the 1-for-80 Reverse Split.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company's ability to continue to realize its assets and discharge its liabilities in the normal course of business. The Company is unlikely to generate significant revenue or earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary equity or debt financing to continue development of its business and to generate revenue. Management intends to raise additional funds through equity and/or debt offerings until sustainable revenues are developed. There is no assurance such equity and/or debt offerings will be successful and therefore there is substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.